UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         DYNAMO INTERNACIONAL GESTAO DE RECURSOS LTDA
Address:      AV. ATAULFO DE PAIVA, 1235, 6 ANDAR
              RIO DE JANEIRO, BRAZIL 22440-34

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Luiz Felipe de Almeida Campos
Title:   Director
Phone:   55-21-25129394

Signature, Place, and Date of Signing:

/s/ Luiz Felipe de Almeida Campos   Rio de Janeiro, Brazil    February 12, 2013
---------------------------------   ----------------------   -------------------
           [Signature]                  [City, Country]             [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          10
Form 13F Information Table Value Total:          $166,667
                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
THE ADT CORPORATION           COM            00101J106    12305    264690 SH         OTHER                264690         0         0
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH INBEV SA/NV    NV SPONSORED   03524A108     2360     26994 SH         OTHER                 26994         0         0
                              ADR
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH INBEV SA/NV    NV SPONSORED   03524A108    43733    500325 SH          SOLE                500325         0         0
                              ADR
------------------------------------------------------------------------------------------------------------------------------------
MONDELEZ INTL INC             CL A           609207105    20724    814190 SH         OTHER                814190         0         0
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC DRILLING SA LUXEMBOU  REG SHS        L7257P106    12765   1352184 SH         OTHER               1352184         0         0
------------------------------------------------------------------------------------------------------------------------------------
SIGNET JEWELERS LIMITED       SHS            G81276100     6237    116800 SH         OTHER                116800         0         0
------------------------------------------------------------------------------------------------------------------------------------
SIX FLAGS ENTMT CORP NEW      COM            83001A102    19960    326151 SH         OTHER                326151         0         0
------------------------------------------------------------------------------------------------------------------------------------
COSAN LTD                     SHS A          G25343107    30699   1773484 SH          SOLE               1773484         0         0
------------------------------------------------------------------------------------------------------------------------------------
GERDAU S A                    SPON ADR REP   373737105    12047   1340000 SH          SOLE               1340000         0         0
                              PFD
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD 204409601     5837    537511 SH          SOLE                537511         0         0
------------------------------------------------------------------------------------------------------------------------------------